Description of Business (Tables)	12 Months Ended
Dec. 31, 2022
Southern Airways Corporation
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Schedule of Error Corrections and Prior Period Adjustments
The following table presents the effects of the revision on the Company’s previously reported consolidated statement of operations for the year ended December 31, 2022 (
in thousands
):

	As Previously Reported	Adjustment	As Revised
Revenues	$80,963	$(247)	$80,716
Operating loss	(3,765)	(247)	(4,012)
Loss before income taxes	(5,310)	(247)	(5,557)
Net loss including noncontrolling interest	(4,901)	(247)	(5,148)
Net loss attributable to common shareholders	(4,224)	(247)	(4,471)

The following table presents the effect of the revision on the Company’s consolidated balance sheet as of December 31, 2022 (
in thousands
):

	As Previously Reported	Adjustment	As Revised
Deferred Revenue	$5,404	$856	$6,260
Current liabilities	26,654	856	27,510
Total liabilities	65,133	856	65,989
Accumulated deficit	(9,723)	(856)	(10,579)
Total stockholders’ deficit	(542)	(856)	(1,398)
The following table presents the effect of the revision on the Company’s consolidated statement of cash flows for the year ended December 31, 2022 (
in thousands
):

	As Previously Reported	Adjustment	As Revised
Net income (loss) including noncontrolling interests	$(4,901)	$(247)	$(5,148)
Deferred Revenue	1,372	247	1,619
Cash Flows from operating activities	1,789	—	1,789
The following table presents the effects of the revision adjustments on the Company’s previously reported consolidated statement of operations for the year ended December 31, 2021 (
in thousands
):

	As Previously Reported	Adjustment	As Revised
Revenues	$57,794	$(115)	$57,679
Operating income (loss)	11,875	(115)	11,760
Income before income taxes	11,215	(115)	11,100
Net income including noncontrolling interest	10,775	(115)	10,660
Net income attributable to common shareholders	10,775	(115)	10,660
The following table presents the effect of the revision on the Company’s consolidated balance sheet as of December 31, 2021 (
in thousands
):

	As Previously Reported	Adjustment	As Revised
Deferred Revenue	$3,904	$609	$4,513
Current liabilities	11,308	609	11,917
Total liabilities	22,186	609	22,795
Accumulated deficit	(5,499)	(609)	(6,108)
Total stockholders’ equity	2,969	(609)	2,360

The following table presents the effect of the revision on the Company’s consolidated statement of
cash flows for the year ended December 31, 2021 (
in thousands
):

	As Previously Reported	Adjustment	As Revised
Net income (loss) including noncontrolling interests	$10,775	$(115)	$10,660
Deferred Revenue	1,777	115	1,892
Cash Flows from operating activities	11,025	—	11,025